Summary of Significant Accounting Policies - Adopted accounting pronouncements (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 01, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect adjustment		$ 65,031	$ 67,547	$ 65,031	$ 67,547	$ 85,525	[1]	$ 57,118	[1]	$ 44,534	$ 84,619	$ 61,802	$ 24,139
Decrease in amortization expense on route and customer acquisition costs		(500)	(600)	(900)	(1,300)	(1,700)		(3,900)		(3,300)
Cumulative Transition Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect adjustment								2,596
Accounting Standards Update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Average life of contract	12 years 4 months 24 days
Decrease in amortization expense on route and customer acquisition costs	$ 1,100
Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect adjustment		$ (43,710)	$ (8,879)	$ (43,710)	$ (8,879)	$ (20,470)		(17,202)		$ (28,005)	$ (22,436)	$ (13,207)	$ (36,316)
Retained Earnings | Cumulative Transition Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect adjustment								$ 2,596
Retained Earnings | Accounting Standards Update 2014-09 | Cumulative Transition Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect adjustment	$ 2,600

[1]	Equity amounts have been retroactively restated to give effect to the reverse capitalization that is discussed in Note 3.